UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811- 06373

                             SIT MUTUAL FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223


                  Date of fiscal year end:  June 30, 2006

                  Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS
        -----------------------

The Registrant, Sit Mutual Funds, Inc, is comprised of:
         Sit International Growth Fund (Series A)
         Sit Balanced Fund (Series B)
         Sit Developing Markets Growth Fund (Series C)
         Sit Small Cap Growth Fund (Series D)
         Sit Science and Technology Growth Fund (Series E)
         Sit Dividend Growth Fund (Series G)

THE SCHEDULE OF INVESTMENTS FOR EACH SERIES OF THE REGISTRANT AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING A PARTICULAR FUND AND ITS HOLDINGS, PLEASE SEE THAT FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

================================================================================
INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
    QUANTITY     NAME OF ISSUER                                 MARKET VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (97.4%) (2)
   AFRICA/ MIDDLE EAST (1.8%)
    ISRAEL (1.8%)
          7,600  Amdocs, Ltd., A.D.R. (Tech. Services) (3)              300,960
         11,600  Lipman Electronic, A.D.R. (Electronic Tech.)           327,352
                                                                  --------------
                                                                        628,312
                                                                  --------------
   ASIA (37.9%)
    AUSTRALIA (6.7%)
         17,444  Australia and New Zealand Banking
                   Group (Finance)                                      349,653
         55,386  BHP Billiton, Ltd. (Non-Energy Minerals)             1,059,337
          4,900  Rio Tinto, p.l.c., A.D.R. (Non-Energy Minerals)        929,187
                                                                  --------------
                                                                      2,338,177
                                                                  --------------
    HONG KONG / CHINA (5.0%)
         65,800  Hongkong Land Holdings, Ltd. (Finance)                 255,304
         24,500  HSBC Holdings, p.l.c. (Finance)                        445,975
         18,600  HSBC Holdings, p.l.c. (Finance)                        339,191
        334,000  Petrochina Co., Ltd. (Energy Minerals)                 359,193
         31,600  Sun Hung Kai Properties, Ltd. (Finance)                344,904
                                                                  --------------
                                                                      1,744,567
                                                                  --------------

    INDIA * (0.6%)
          6,500  ICICI Bank Ltd. (Finance)                              199,615
                                                                  --------------

    JAPAN (24.4%)
         10,200  AFLAC, Inc., A.D.R. (Finance)                          466,752
         30,000  Asahi Breweries (Consumer Non-Durables)                437,556
         10,500  Canon, Inc. (Electronic Tech.)                         547,834
             57  DENTSU, Inc. (Consumer Svcs.)                          154,974
             65  East Japan Railway (Transportation)                    454,750
          5,900  FANUC LTD. (Producer Mfg.)                             460,746
         11,200  Honda Motor Co., Ltd. (Producer Mfg.)                  376,606
         14,200  Ito En, Ltd. (Consumer Non Durables)                   489,510
         11,000  Kao Corp. (Consumer Non-Durables)                      293,483
          7,000  Millea Holdings, Inc. (Finance)                        244,272
          8,400  Matsumotokiyoshi Co., Ltd. (Retail Trade)              202,058
             63  Mitsubishi  UFJ Financial Group, Inc.
                   (Finance)                                            810,821
         16,000  Mitsui O.S.K. Lines, Ltd. (Transportation)             118,308
          6,500  Nikko Cordial Corp. (Finance)                           75,425
         66,000  Nippon Oil Corp. (Energy Minerals)                     486,342
          4,000  NITTO DENKO Corp. (Producer Mfg.)                      237,158
         20,000  Nomura Holdings, Inc. (Finance)                        352,348
          6,000  Seven & I Holdings Co., Ltd. (Retail Trade)            193,114
         57,000  SHIMIZU Corp. (Producer Mfg.)                          325,880
             77  Sumitomo Mitsui Financial Group, Inc.
                   (Finance)                                            808,707
          7,500  Takeda Pharmaceutical Co. (Health Tech.)               468,174
          5,200  Yamada Denki Co. (Retail Trade)                        521,475
                                                                  --------------
                                                                      8,526,293
                                                                  --------------
    SOUTH KOREA (0.8%)
            750  Samsung Electronics Co., G.D.R.
                   (Electronic Tech.)                                   263,075
                                                                  --------------

    THAILAND (0.4%)
         62,000  Advanced Info Services (Communications)                148,463
                                                                  --------------

   EUROPE (49.9%)
    AUSTRIA (0.6%)
          2,000  Raiffeisen Intl. Bank Holding A.G. (Finance)           212,814
                                                                  --------------

================================================================================
INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
    QUANTITY     NAME OF ISSUER                                 MARKET VALUE (1)
--------------------------------------------------------------------------------
    CZECH REPUBLIC (1.3%)
          6,600  Central European Media Enterprises, Ltd.
                   (Consumer Svcs.) (3)                                 442,530
                                                                  --------------

    DENMARK (1.0%)
         13,000  Vestas Wind Systems A/S
                   (Process Industries) (3)                             346,702
                                                                  --------------

    FINLAND (0.8%)
         15,050  Nokia Corp., A.D.R. (Electronic Tech.)                 296,335
                                                                  --------------

    FRANCE (9.1%)
         12,136  AXA (Finance)                                          447,056
          1,289  BNP Paribas (Finance)                                  138,547
          8,000  Business Objects, A.D.R. (Tech. Svcs.) (3)             272,720
          2,392  Danone (Consumer Non-Durables)                         335,429
          3,264  Sanofi-Aventis (Health Tech.)                          290,255
          7,500  Schlumberger, Ltd. (Industrial Svcs.)                  465,225
          6,884  Total, S.A. (Energy Minerals)                          451,277
         12,578  Veolia Environment (Utilities)                         758,580
                                                                  --------------
                                                                      3,159,089
                                                                  --------------
    GERMANY (6.4%)
          2,500  Allianz SE (Finance)                                   432,216
          1,175  Fresenius AG (Health Tech.)                            209,467
          2,487  Muenchener Rueckver (Finance)                          393,014
            937  Puma AG (Consumer Durables)                            319,289
          2,723  SAP AG (Tech. Services)                                539,826
          3,896  Siemens AG (Producer Mfg.)                             339,547
                                                                  --------------
                                                                      2,233,359
                                                                  --------------
    IRELAND (1.0%)
         21,920  Anglo Irish Bank Corp. (Finance) (3)                   359,863
                                                                  --------------

    ITALY (1.5%)
         31,100  Azimut Holdings SpA (Finance) (3)                      354,564
         12,850  Banco Popolare di Milano Scarl (Finance)               169,777
                                                                  --------------
                                                                        524,341
                                                                  --------------
    NETHERLANDS (2.4%)
         10,309  ING Groep N.V. (Finance)                               453,015
         10,910  Philips Electronics N.V. (Consumer Durables)           382,407
                                                                  --------------
                                                                        835,422
                                                                  --------------
    SPAIN (1.5%)
         31,343  Telefonica, S.A. (Communications)                      542,751
                                                                  --------------

    SWEDEN (1.3%)
         13,500  Ericsson, A.D.R. (Electronic Tech.)                    465,075
                                                                  --------------

    SWITZERLAND (12.3%)
          7,614  Credit Suisse Group (Finance)                          439,310
          5,755  Kuehne & Nagel Intl. A.G. (Transportation)             396,992
          4,000  Logitech Internat Depository Receipt                    87,040
                   (Electronic Tech.) (3)
          1,982  Nestle, S.A. (Consumer Non-Durables)                   689,144
         12,586  Novartis, A.G. (Health Tech.)                          732,707
          2,146  Panalpina Welttransport Holding
                   (Transportation) (3)                                 230,182
          3,767  Roche Holdings, A.G. (Health Tech.)                    649,488
          4,576  Synthes, Inc. (Health Tech.) (3)                       507,248
          9,282  UBS, A.G. (Finance)                                    553,685
                                                                  --------------
                                                                      4,285,796
                                                                  --------------

================================================================================
INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
    QUANTITY     NAME OF ISSUER                                 MARKET VALUE (1)
--------------------------------------------------------------------------------
    UNITED KINGDOM (10.7%)
         24,800  BAE Systems p.l.c. (Producer Manufacturing)            183,099
         15,266  Barclays, p.l.c. (Finance)                             192,197
          5,100  BP p.l.c., A.D.R. (Energy Minerals)                    334,458
         21,018  Burberry Group, p.l.c. (Retail Trade)                  202,583
          4,829  Cairn Energy, p.l.c. (Energy Minerals) (3)             168,228
         11,400  GlaxoSmithkline, A.D.R. (Health Tech.)                 606,822
         14,289  Ladbrokes p.l.c. (Consumer Services)                   103,829
         12,300  Pearson plc (Consumer Services)                        175,152
          9,835  Reckitt Benckiser, p.l.c. (Consumer
                   Non-Durables)                                        406,738
          9,427  Royal Bank of Scotland (Finance)                       323,830
         60,712  Tesco, p.l.c. (Retail Trade)                           408,262
        184,359  Vodafone Group, p.l.c. (Communications)                420,994
         15,354  WPP Group p.l.c. (Consumer Svcs.)                      189,864
                                                                  --------------
                                                                      3,716,056
                                                                  --------------
   LATIN AMERICA (4.4%)
    ARGENTINA (0.7%)
          6,750  Tenaris S.A., A.D.R. (Industrial Services)             238,815
                                                                  --------------

    BRAZIL (0.7%)
          9,000  AES Tiete S.A. (Utilities)                             238,369
                                                                  --------------

    MEXICO (3.0%)
         12,100  NII Holdings, Inc. (Communications) (3)                752,136
         88,260  Wal-Mart de Mexico (Retail Trade)                      300,118
                                                                  --------------
                                                                      1,052,254
                                                                  --------------
   NORTH AMERICA (3.4%)
    CANADA (2.8%)
          5,100  Precision Drilling Trust (Industrial Svcs.)            157,182
          4,400  Shoppers Drug Mart Corp. (Retail Trade)                180,078
          2,700  Suncor Energy, Inc. (Energy Minerals)                  194,535
          9,600  Talisman Energy, Inc. (Energy Minerals)                157,248
         16,400  Trican Well Service, Ltd. (Energy Minerals)            276,800
                                                                  --------------
                                                                        965,843
                                                                  --------------
    UNITED STATES (0.6%)
         10,200  News Corp., Ltd., A.D.R. (Consumer Svcs.)              200,430
                                                                  --------------


Total common stocks                                                  33,964,346
    (cost: $24,537,294)                                           --------------

CLOSED-END MUTUAL FUND (1.5%) (2)
         12,033  India Fund* (Consumer Svcs.)                           531,257
    (cost: $277,861)                                              --------------

SHORT TERM SECURITIES (1.0%) (2)
        365,000  Sit Money Market Fund, 4.88% (4)                       365,000
    (cost: $365,000)                                              --------------

Total investments in securities
    (cost: $25,180,155)                                             $34,860,603
                                                                  ==============

Other Assets and Liabilities, Net [+0.04%]                               14,876

                                                                  --------------
Total Net Assets                                                    $34,875,479
                                                                  ==============


                                                                  --------------
Aggregate Cost                                                       25,180,155
                                                                  --------------

Gross Unrealized Appreciation                                        10,283,954
Gross Unrealized Depreciation                                          (603,507)
                                                                  --------------
Net Unrealized Appreciation(Depreciation)                             9,680,447
                                                                  ==============

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

================================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006                        (Unaudited)
================================================================================

--------------------------------------------------------------------------------
QUANTITY/PAR            Name of Issuer                          MARKET VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (64.7%) (2)
  COMMUNICATIONS (1.5%)
                 2,500  Crown Castle Intl. Corp. (3)                     88,100
                 4,200  Vodafone Group, A.D.R.                           96,012
                                                                    ------------
                                                                        184,112
                                                                    ------------
  CONSUMER NON-DURABLES (3.2%)
                 1,300  Colgate-Palmolive Co.                            80,730
                 2,600  PepsiCo, Inc.                                   169,676
                 2,100  The Procter & Gamble Co.                        130,158
                                                                    ------------
                                                                        380,564
                                                                    ------------
  CONSUMER SERVICES (3.6%)
                 1,900  Comcast Corp. (3)                                70,015
                 1,600  Harrah's Entertainment, Inc.                    106,288
                 3,400  Marriott International, Inc.                    131,376
                 3,000  News Corp.                                       58,950
                 1,600  Starbucks Corp. (3)                              54,480
                                                                    ------------
                                                                        421,109
                                                                    ------------
  ELECTRONIC TECHNOLOGY (6.9%)
                 2,000  Analog Devices, Inc.                             58,780
                   300  Apple Computer, Inc. (3)                         23,109
                 7,400  Cisco Systems, Inc. (3)                         170,200
                 1,400  Dell Computer Corp. (3)                          31,976
                 9,100  EMC Corp. (3)                                   109,018
                   500  Hewlett-Packard Co.                              18,345
                 4,500  Intel Corp.                                      92,565
                 2,500  Motorola, Inc.                                   62,500
                 5,100  Nokia Corp., A.D.R.                             100,419
                 3,200  Qualcomm, Inc.                                  116,320
                 1,000  Texas Instruments, Inc.                          33,250
                                                                    ------------
                                                                        816,482
                                                                    ------------
  ENERGY MINERALS (5.9%)
                 1,300  Murphy Oil Corp.                                 61,815
                 3,000  Occidental Petroleum Corp.                      144,330
                 2,500  Southwestern Energy Co. (3)                      74,675
                 1,600  Suncor Energy, Inc.                             115,280
                   900  Ultra Petroleum Corp. (3)                        43,299
                 3,000  Valero Energy Corp.                             154,410
                 2,433  XTO Energy, Inc.                                102,503
                                                                    ------------
                                                                        696,312
                                                                    ------------
  FINANCE (10.4%)
                 1,600  American Express Co.                             89,728
                 2,021  American International Group, Inc.              133,912
                 1,600  Chubb Corp.                                      83,136
                 3,766  Citigroup, Inc.                                 187,057
                 1,700  Franklin Resources, Inc.                        179,775
                   800  Goldman Sachs Group, Inc.                       135,336
                 3,000  JPMorgan Chase & Co.                            140,880
                 2,200  Nomura Holdings, Inc.                            38,676
                 1,000  Prudential Financial, Inc.                       76,250
                 4,600  Wells Fargo Co.                                 166,428
                                                                    ------------
                                                                      1,231,178
                                                                    ------------
  HEALTH SERVICES (1.5%)
                 2,100  UnitedHealth Group, Inc.                        103,320
                 1,000  WellPoint, Inc. (3)                              77,050
                                                                    ------------
                                                                        180,370
                                                                    ------------
  HEALTH TECHNOLOGY (8.2%)
                 1,600  Abbott Laboratories                              77,696
                 1,900  Amgen, Inc. (3)                                 135,907
                 2,800  Celgene Corp. (3)                               121,240
                 1,900  Eli Lilly and Co.                               108,300
                 1,900  Genentech, Inc. (3)                             157,130
                   500  Gilead Sciences, Inc. (3)                        34,350
                 1,100  Johnson & Johnson                                71,434
                 1,700  Medtronic, Inc.                                  78,948
                 3,455  Pfizer, Inc.                                     97,984
                 2,500  St. Jude Medical, Inc. (3)                       88,225
                                                                    ------------
                                                                        971,214
                                                                    ------------
  INDUSTRIAL SERVICES (2.8%)
                 1,200  Nabors Industries, Ltd. (3)                      35,700
                 1,700  Noble Corp.                                     109,106
                 3,000  Schlumberger, Ltd.                              186,090
                                                                    ------------
                                                                        330,896
                                                                    ------------
  NON-ENERGY MINERALS (0.8%)
                   400  Allegheny Technologies, Inc.                     24,876
                   600  Freeport-McMoRan Copper & Gold, Inc.             31,956
                   500  Southern Copper Corp.                            46,250
                                                                    ------------
                                                                        103,082
                                                                    ------------
  PROCESS INDUSTRIES (1.6%)
                 1,250  Air Products and Chemicals, Inc.                 82,963
                 2,200  Monsanto Co.                                    103,422
                                                                    ------------
                                                                        186,385
                                                                    ------------

================================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006                        (Unaudited)
================================================================================

--------------------------------------------------------------------------------
QUANTITY/PAR            Name of Issuer                          MARKET VALUE (1)
--------------------------------------------------------------------------------
  PRODUCER MANUFACTURING (6.4%)
                 1,200  Caterpillar, Inc.                                78,960
                 1,200  Emerson Electric Co.                            100,632
                 1,200  General Dynamics Corp.                           86,004
                 6,500  General Electric Co.                            229,450
                 1,600  ITT Industries, Inc.                             82,032
                 1,000  The Boeing Co.                                   78,850
                 1,600  United Technologies Corp.                       101,360
                                                                    ------------
                                                                        757,288
                                                                    ------------
  RETAIL TRADE (4.2%)
                 1,100  Best Buy Co., Inc.                               58,916
                 4,900  CVS Corp.                                       157,388
                 1,200  J.C. Penney Co., Inc.                            82,068
                 1,800  Lowe's Companies, Inc.                           50,508
                 2,700  Target Corp.                                    149,175
                                                                    ------------
                                                                        498,055
                                                                    ------------
  TECHNOLOGY SERVICES (5.5%)
                 1,300  Adobe Systems, Inc. (3)                          48,685
                 1,400  Automatic Data Processing, Inc.                  66,276
                 2,600  First Data Corp.                                109,200
                   225  Google, Inc. (3)                                 90,428
                 7,300  Microsoft Corp.                                 199,509
                 2,100  SAP AG                                          103,950
                 1,100  Yahoo!, Inc. (3)                                 27,808
                                                                    ------------
                                                                        645,856
                                                                    ------------
  TRANSPORTATION (1.4%)
                 1,200  Burlington Northern Sante Fe Corp.               88,128
                 2,800  UTI Worldwide, Inc.                              78,316
                                                                    ------------
                                                                        166,444
                                                                    ------------
  UTILITIES (0.8%)
                 2,800  Equitable Resources, Inc.                        97,944
                                                                    ------------


Total common stocks                                                   7,667,291
(cost: $6,263,225)                                                  ------------

BONDS (31.2%) (2)

  ASSET-BACKED SECURITIES (4.3%)
                25,000  Countrywide 2006-S6 A4, 5.80%, 3/25/34           24,999
                        Green Tree Financial Corp.:
                 3,509   1995-5 A6, 7.25%, 9/15/26                        3,540
                39,241   1997-1 A6, 7.29%, 3/15/28                       40,959
                40,686   1997-6 A10, 6.87%, 1/15/29                      41,905
                        Indymac Mfg. Housing,
                47,825   1998-2 A2, 6.17%, 12/25/11                      46,369
                50,000  Merrill Lynch Mortgage Investors, Inc.,
                         2005-SD1 A2, 5.67%, 5/25/46                     49,980
                        Origen Mfg. Housing:
                50,000   2001-A A5, 7.08%, 3/15/32                       51,374
                28,457   2002-A A3, 6.17%, 5/15/32                       28,445
                93,346  Residential Asset Mtg. Products, Inc.,
                         2004-SL3 A3, 7.50%, 12/25/31                    97,998
                75,000  Residential Funding Mortgage Securities,
                         2006-HSA1 A4, 5.49%, 2/25/36                    74,600
                50,000  Structured Asset Securities Corp.
                         2005-4XS, 5.25%, 3/25/35                        48,300
                                                                    ------------
                                                                        508,469
                                                                    ------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (7.1%)
                46,558  BAFC 2005-5 A11, 5.50%, 9/25/35                  45,438
                 8,501  Countrywide Alternative Loan Trust
                         2005-53T2 2A1, 6.00%, 11/25/35                   8,441
                        Countrywide Home Loans:
                50,000   2004-21 A9 , 6.00%, 11/25/34                    50,055
                50,000   2005-J3 1A2, 5.50%, 9/25/35                     48,379
               120,000   2005-24 A36, 5.50%, 11/25/35                   117,207
                        FHLMC:
                36,761   3.25%, 4/15/32                                  33,704
                40,082   4.00%, 4/15/27                                  38,754
                60,139  FHR 3061 BD, 7.50% 11/15/35                      62,188
                        FNMA:
                50,000   5.00%, 12/25/31                                 47,677
               100,000   5.5%, 4/25/35                                   97,897
                73,486   6.50%, 10/25/17                                 75,577
                38,390  GSR Mortgage Loan Trust 2005-4F 5A2,
                          6.00%, 5/25/35                                 38,082
                25,000  GMAC Loan Trust 2006-A4, 6.09%, 10/25/36         25,175
                58,350  Master Asset Securitization Trust 2003-4 CA1,
                         8.00%, 5/25/18                                  62,855
                48,310  Residential Funding Mtg. Securities I
                         2005-S6 A2, 5.25%, 8/25/35                      47,250
                41,843  Washington Mutual Mtg. Pass-Through
                         2002-S8, 5.25%, 1/25/18                         41,242
                                                                    ------------
                                                                        839,921
                                                                    ------------

================================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006                        (Unaudited)
================================================================================

--------------------------------------------------------------------------------
QUANTITY/PAR            Name of Issuer                          MARKET VALUE (1)
--------------------------------------------------------------------------------
  CORPORATE BONDS (8.4%)
                73,009  America West Airlines, 7.93%, 1/2/19             78,028
                50,000  Bard (C.R.), Inc., 6.70%, 12/1/26                54,559
                50,000  BB&T Capital Trust II, 6.75%, 6/07/36            53,520
                50,000  Citigroup Capital III, 7.625%, 12/01/36          60,325
                50,000  Commonwealth Edison, 5.90%, 3/15/36              50,587
                75,000  Continental Airlines, Inc., 6.563%, 2/15/12      78,047
                50,000  CSX Corp., 9.75%, 6/15/20                        67,433
                50,000  Everest Reins. Hldgs., 8.75%, 3/15/10            54,821
               100,000  McDonald's Corp., 7.31%, 9/15/27                101,709
                50,000  Midamerican Energy Hldgs, 8.48%, 9/15/28         63,598
                50,000  Narragansett Electric, 7.39%, 10/1/27            51,947
                98,462  Proctor & Gamble ESOP, 9.36%, 1/1/21            124,082
                25,000  SLM Corp. Variable Rate Note, 2/1/10             23,898
                62,000  SLM Corp. Variable Rate Note, 1/31/14            59,395
                65,000  Susa Partnership (GE), 7.45%, 7/1/18             74,934
                                                                    ------------
                                                                        996,883
                                                                    ------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION (3.5%)
                40,565  5.342%, 12/1/35                                  40,476
                23,912  7.50%, 7/1/29                                    24,745
                52,580  7.50%, 3/1/31                                    54,447
               173,765  8.00%, 7/1/32                                   183,032
                41,604  8.38%, 5/17/20                                   44,146
                23,636  8.50%, 7/1/18                                    24,981
                42,370  8.50%, 10/1/30                                   45,363
                                                                    ------------
                                                                        417,190
                                                                    ------------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION (3.4%)
                39,880  3.375%, 6/1/34                                   39,472
                89,253  5.015%, 9/1/39                                   91,158
                 4,636  7.00%, 3/1/07                                     4,637
                44,671  8.46%, 4/15/26                                   48,384
                28,444  7.50%, 3/1/31                                    29,393
                23,732  7.50%, 6/1/32                                    24,698
                21,732  8.00%, 12/1/27                                   22,921
                61,717  8.00%, 2/1/31                                    65,092
                22,051  9.50%, 5/1/27                                    24,338
                11,801  9.75%, 1/15/13                                   12,733
                11,815  10.25%, 6/15/13                                  12,835
                26,424  11.00%, 12/1/12                                  28,292
                                                                    ------------
                                                                        403,953
                                                                    ------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.6%)
                80,329  7.00%, 10/15/32                                  82,952
                56,806  7.00%, 12/15/24                                  59,046
                 4,260  9.00%, 6/15/11                                    4,538
                 5,081  9.00%, 6/15/09                                    5,240
                16,516  9.00%, 11/15/16                                  17,667
                 1,731  9.50%, 5/20/16                                    1,868
                 4,961  9.50%, 9/20/18                                    5,384
                12,215  9.50%, 2/20/19                                   13,289
                 1,305  11.25%, 10/15/11                                  1,435
                                                                    ------------
                                                                        191,419
                                                                    ------------

  TAXABLE MUNICIPAL SECURITIES (0.9%)
               100,000  Academica Charter School, 8.00%, 8/15/24        100,777
                 8,000  Bernalillo Multifamily, Series 1998A,
                          7.50%, 9/20/20                                  8,501
                                                                    ------------
                                                                        109,278
                                                                    ------------

  U.S. GOVERNMENT SECURITIES (2.0%)
                        U.S. Treasury Strips, Zero Coupon:
                75,000   5.18% Effective Yield, 5/15/16                  47,836
               175,000   5.04% Effective Yield,  2/15/12                137,372
               150,000   5.02% Effective Yield, 5/15/30                  48,700
                                                                    ------------
                                                                        233,908
                                                                    ------------

  Total bonds                                                         3,701,021
   (cost: $3,704,242)                                               ------------

CLOSED-END MUTUAL FUNDS (3.4%) (2)
                 6,009  American Select Portfolio                        75,113
                 5,503  American Strategic, Inc. Portfolio               60,258
                13,470  American Strategic, Inc. Portfolio II           148,440
                10,609  American Strategic, Inc. Portfolio III          120,943
                                                                    ------------
  Total closed-end mutual funds                                         404,754
   (cost: $403,199)                                                 ------------

SHORT-TERM SECURITIES (1.4%) (2)
               166,000  Sit Money Market Fund, 4.88% (4)                166,000
   (cost: $166,000)                                                 ------------

Total investments in securities                                     $11,939,066
   (cost: $10,536,666)                                              ============

Other Assets and Liabilities, Net [-0.8%]                               (91,194)

                                                                    ------------
Total Net Assets                                                    $11,847,872
                                                                    ============


                                                                    ------------
Aggregate Cost                                                       10,536,666
                                                                    ------------

Gross Unrealized Appreciation                                         1,727,391
Gross Unrealized Depreciation                                          (324,991)
                                                                    ------------
Net Unrealized Appreciation(Depreciation)                             1,402,400
                                                                    ============

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

================================================================================
DEVELOPING MARKETS GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2006  (Unaudited)
================================================================================

--------------------------------------------------------------------------------
       QUANTITY  NAME OF ISSUER                                 MARKET VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (94.1%) (2)
    AFRICA/ MIDDLE EAST (5.8%)
      ISRAEL (3.8%)
          4,600  Amdocs, Ltd. (Technology Svcs.) (3)                    182,160
          7,350  Lipman (Electronic Tech.)                              207,417
          5,000  NICE Systems Ltd., A.D.R. (Electronic Tech.) (3)       138,350
                                                                   -------------
                                                                        527,927
                                                                   -------------
      SOUTH AFRICA (2.0%)
          5,300  Bidvest Group, Ltd. (Consumer Svcs.)                    77,097
          6,900  Naspers, Ltd. (Consumer Svcs.)                         106,234
          3,000  Sasol (Energy Minerals)                                 98,670
                                                                   -------------
                                                                        282,001
                                                                   -------------
    ASIA (58.9%)
      AUSTRALIA (4.1%)
          8,910  BHP Billiton, Ltd., A.D.R. (Non-Energy
                   Minerals)                                            337,511
          1,200  Rio Tinto, A.D.R, (Non-Energy Minerals)                227,556
                                                                   -------------
                                                                        565,067
                                                                   -------------
      CHINA / HONG KONG (12.5%)
          1,700  China Life Insurance Co., A.D.R. (Utilities)           132,872
        238,000  China Oilfield Services, Ltd. (Industrial Svcs.)       127,976
        760,000  China Water Affairs Group (Utilities) (3)              202,868
         45,000  Hongkong Land Holdings, Ltd. (Finance)                 174,600
          3,100  New Oriental Education & Technology
                   Group, A.D.R.  (Consumer Svcs.) (3)                   75,175
        180,000  PetroChina Co. (Energy Minerals)                       193,577
        161,808  Ports Design, Ltd. (Retail Trade)                      249,183
         11,000  Sun Hung Kai Properties, Ltd. (Finance)                120,062
        118,000  Tsingtao Brewery Co., Ltd. (Consumer Non-
                   Durables)                                            159,004
         12,000  Wumart Stores, Inc. (Retail Trade)                      41,580
        242,000  Xinao Gas Holdings, Ltd. (Utlities)                    248,452
                                                                   -------------
                                                                      1,725,349
                                                                   -------------
      INDIA * (5.6%)
          6,400  ICICI Bank, A.D.R. (Finance)                           196,544
          4,600  Infosys Technologies, Ltd., A.D.R. (Tech-
                   nology Svcs.)                                        219,558
          4,700  Reliance Industries, Ltd., G.D.R.
                   (Energy Minerals)                                    356,965
                                                                   -------------
                                                                        773,067
                                                                   -------------
      INDONESIA (1.6%)
         71,500  PT Astra International Tbk (Producer Mfg.)              96,496
          3,400  PT Telekomunikasi (Communications)                     122,944
                                                                   -------------
                                                                        219,440
                                                                   -------------
      PHILLIPINES (1.3%)
        991,000  Manila Water Co. (Utilities)                           177,705
                                                                   -------------

      RUSSIA (4.6%)
          4,475  Gazprom, A.D.R. (Energy Minerals)                      193,767
          2,700  LUKOIL, A.D.R. (Energy Minerals)                       205,740
          3,800  Vimpel Communications, A.D.R.
                   (Communications) (3)                                 230,242
                                                                   -------------
                                                                        629,749
                                                                   -------------
      SINGAPORE (1.8%)
         87,000  Bio-Treat Technology, Ltd. (Utilities)                  38,663
         51,600  KS Energy Services, Ltd. (Energy Minerals)              78,063
         93,429  Starhub, Ltd. (Communications)                         132,510
                                                                   -------------
                                                                        249,236
                                                                   -------------
      SOUTH KOREA (15.5%)
            550  Cheil Communications, Inc.
                   (Commercial Svcs.)                                   123,191
         11,507  Industrial Bank of Korea (Finance)                     198,496
          5,200  Korea Electric Power Corp. (Utilities)                 101,660
          2,200  Kookmin Bank (Finance)                                 173,397
          1,900  Kookmin Bank, A.D.R. (Finance)                         148,257
          1,831  Lotte Shopping Co., Ltd., G.D.R.
                   (Retail Trade) (3)                                    32,006

================================================================================
DEVELOPING MARKETS GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2006  (Unaudited)
================================================================================

--------------------------------------------------------------------------------
       QUANTITY  NAME OF ISSUER                                 MARKET VALUE (1)
--------------------------------------------------------------------------------
          1,800  POSCO, A.D.R. (Non-Energy Minerals)                    116,874
          1,080  Samsung Electronics (Electronic Tech.)                 757,654
          5,600  Shinhan Financial Group (Finance)                      252,340
            310  Shinsegae Co., Ltd. (Retail Trade)                     160,486
          3,100  SK Telecom Co., A.D.R. (Communications)                 73,253
                                                                   -------------
                                                                      2,137,614
                                                                   -------------
      TAIWAN (9.8%)
         36,300  Asustek Computer, Inc. (Electronic Tech.)               85,218
         79,778  Cathay Financial Holding Co., Ltd.
                   (Finance)                                            159,809
          7,200  High Tech Computer Corp. (Electronic Tech.)            190,564
         26,272  Hon Hai Precision Industry Co., Ltd. G.D.R.
                   (Electronic Tech.)                                   323,143
         10,800  Hon Hai Precision Industry Co. , Ltd.
                   (Electronic Tech.)                                    65,751
          9,350  MediaTek, Inc. (Electronic Tech.)                       88,705
        110,809  Taiwan Semiconductor Co. (Electronic Tech.)            199,874
         24,513  Taiwan Semiconductor Manufacturing
                   Co., Ltd., A.D.R. (Electronic Tech.)                 235,325
                                                                   -------------
                                                                      1,348,389
                                                                   -------------
      THAILAND (2.1%)
         45,000  Advanced Info Service Public Co., Ltd.                 107,756
                   (Communications)
         22,500  Bangkok Bank Public Co., Ltd. (Finance)                 65,851
         68,200  Thai Public Oil Co. (Energy Minerals)                  108,873
                                                                   -------------
                                                                        282,480
                                                                   -------------
    EUROPE (6.0%)
      CZECH REPUBLIC (3.2%)
          3,000  Central European Media Enterprises, Ltd.
                   (Consumer Svcs.) (3)                                 201,150
          6,700  CEZ (Utilities)                                        237,114
                                                                   -------------
                                                                        438,264
                                                                   -------------

      TURKEY (0.7%)
          6,000  Tupras-Turkiye Petrol Rafinerileri A.S.
                   (Energy Minerals)                                     92,430
                                                                   -------------

      UNITED KINGDOM (2.1%)
          7,090  Anglo American p.l.c. (Non-Energy Minerals)            295,731
                                                                   -------------

    LATIN AMERICA (23.4%)
      ARGENTINA (1.4%)
          5,550  Tenaris S.A., A.D.R. (Industrial Svcs.)                196,359
                                                                   -------------

      BRAZIL (10.2%)
          4,800  AES Tiete S.A. (Utilities)                             127,130
          5,958  Banco Bradesco S.A. (Finance)                          197,869
          2,100  Companhia Brasileira de Distribuicao Grupo
                   Pao de Acucar, A.D.R. (Retail Trade)                  54,621
          2,100  Companhia de Bebidas das Americas
                   (Consumer Non-Durables)                               95,298
         14,600  Companhia Vale do Rio Doce, A.D.R.
                   (Non-Energy Minerals)                                314,776
          3,883  Embraer de Aeronautica, A.D.R.
                   (Producer Mfg.)                                      152,487
         19,940  Petrobras (Energy Minerals)                            372,348
          6,900  Tele Norte Leste Participacoes, A.D.R.
                   (Communications)                                      94,599
                                                                   -------------
                                                                      1,409,128
                                                                   -------------
      MEXICO (10.8%)
         10,800  America Movil, A.D.R. (Communications)                 425,196
          3,000  Cemex S.A. de C.V., A.D.R.
                   (Non-Energy Minerals)                                 90,240
          6,400  Grupo Televisa S.A., A.D.R. (Consumer Svcs.)           136,064
          4,200  Homex, A.D.R. (Consumer Durables) (3)                  158,592
          5,700  NII Holdings, Inc. (Communications) (3)                354,312
          2,800  Telefonos de Mexico, A.D.R.
                   (Communications)                                      71,624

================================================================================
DEVELOPING MARKETS GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2006  (Unaudited)
================================================================================

--------------------------------------------------------------------------------
       QUANTITY  NAME OF ISSUER                                 MARKET VALUE (1)
--------------------------------------------------------------------------------
         72,540  Wal-Mart de Mexico (Retail Trade)                      246,664
                                                                   -------------
                                                                      1,482,692
                                                                   -------------
      PERU (1.0%)
          1,400  Southern Copper Corp.
                   (Non-Energy Minerals)                                129,500
                                                                   -------------


Total common stocks                                                  12,962,128
      (cost:  $7,489,506)                                          -------------

CLOSED-END MUTUAL FUND (2.2%) (2)
          6,953  India Fund* (Consumer Services)                        306,975
      (cost:  $144,360)                                            -------------

SHORT-TERM SECURITIES (3.5%) (2)
        482,000  Sit Money Market Fund, 4.81% (4)                       482,000
      (cost:  $482,000)                                            -------------

Total investments in securities
      (cost:  $8,115,866)                                           $13,751,103
                                                                   =============

Other Assets and Liabilities, Net [+0.2%]                                25,686

                                                                   -------------
Total Net Assets                                                    $13,776,789
                                                                   =============


                                                                   -------------
Aggregate Cost                                                        8,115,866
                                                                   -------------

Gross Unrealized Appreciation                                         5,735,242
Gross Unrealized Depreciation                                          (100,005)
                                                                   -------------
Net Unrealized Appreciation(Depreciation)                             5,635,236
                                                                   =============

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

================================================================================
SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2006 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
         QUANTITY  Name of Issuer                               MARKET VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (98.7%) (2)
    COMMERCIAL SERVICES (0.8%)
           15,900  Getty Images, Inc. (3)                               789,912
                                                                   -------------

    COMMUNICATIONS (3.2%)
           25,600  NII Holdings, Inc. (3)                             1,591,296
           62,650  SBA Communications Corp. (3)                       1,524,275
                                                                   -------------
                                                                      3,115,571
                                                                   -------------
    CONSUMER DURABLES (1.3%)
           41,000  Scientific Games Corp. (3)                         1,303,800
                                                                   -------------

    CONSUMER NON-DURABLES (3.3%)
           17,600  Carter's, Inc. (3)                                   464,464
           46,800  Coach, Inc. (3)                                    1,609,920
           34,500  Hansen Natural Corp. (3)                           1,120,560
                                                                   -------------
                                                                      3,194,944
                                                                   -------------
    CONSUMER SERVICES (1.7%)
           13,900  Aztar Corp. (3)                                      736,839
           20,700  Life Time Fitness, Inc. (3)                          958,203
                                                                   -------------
                                                                      1,695,042
                                                                   -------------
    ELECTRONIC TECHNOLOGY (13.1%)
           80,700  Agere Systems, Inc. (3)                            1,204,044
          103,650  Arris Group, Inc. (3)                              1,187,829
           39,300  CommScope, Inc. (3)                                1,291,398
           30,050  Fairchild Semiconductor International, Inc. (3)      561,935
           45,560  Intersil Corp.                                     1,118,498
           21,300  Macrovision Corp. (3)                                504,597
           41,000  Microsemi Corp. (3)                                  772,850
           18,600  MICROS Systems, Inc. (3)                             909,912
           15,014  Rackable Systems, Inc. (3)                           410,933
           29,400  Radyne Corp. (3)                                     359,856
           43,300  Silicon Laboratories, Inc. (3)                     1,343,166
          104,950  Sonus Networks, Inc. (3)                             552,037
           22,100  Trimble Navigation, Ltd. (3)                       1,040,468
           31,600  Varian Semiconductor Equip. Assoc., Inc. (3)       1,159,720
           20,800  Xyratex Ltd.                                         396,448
                                                                   -------------
                                                                     12,813,691
                                                                   -------------
    ENERGY MINERALS (8.7%)
           31,750  Arena Resources, Inc. (3)                          1,019,810
           15,800  ATP Oil & Gas Corp. (3)                              583,652
           26,700  Foundation Coal Holdings, Inc.                       864,279
           89,200  Frontier Oil Corp.                                 2,370,936
          261,775  Gasco Energy, Inc. (3)                               706,793
           23,700  Hugoton Royalty Trust                                624,495
           42,500  Parallel Petroleum Corp. (3)                         852,550
           51,600  Southwestern Energy Co. (3)                        1,541,292
                                                                   -------------
                                                                      8,563,807
                                                                   -------------
    FINANCE (8.2%)
           32,075  Affiliated Managers Group, Inc. (3)                3,211,028
           15,600  Boston Private Financial Holdings, Inc.              434,928
           21,200  National Financial Partners Corp.                    869,836
           40,936  New York Community Bancorp, Inc.                     670,532
           24,500  The Navigators Group, Inc. (3)                     1,176,245
           30,640  UCBH Holdings, Inc.                                  534,974
           22,350  Wintrust Financial Corp.                           1,120,853
                                                                   -------------
                                                                      8,018,396
                                                                   -------------
    HEALTH SERVICES (6.0%)
           12,500  Allscripts Healthcare Solutions, Inc. (3)            280,625
           18,200  Covance, Inc. (3)                                  1,208,116
           15,400  Healthways, Inc. (3)                                 686,840
           36,000  Psychiatric Solutions, Inc. (3)                    1,227,240
           12,650  Stericycle, Inc. (3)                                 882,844
           13,600  United Surgical Partners International, Inc. (3)     337,688
           31,600  VCA Antech, Inc. (3)                               1,139,496
                                                                   -------------
                                                                      5,762,849
                                                                   -------------

================================================================================
SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2006 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
         QUANTITY  Name of Issuer                               MARKET VALUE (1)
--------------------------------------------------------------------------------
    HEALTH TECHNOLOGY (16.0%)
           42,700  Amylin Pharmaceuticals, Inc. (3)                   1,881,789
           54,900  Celgene Corp. (3)                                  2,377,170
           48,200  Conor Medsystems, Inc. (3)                         1,136,074
           91,050  CryoLife, Inc. (3)                                   587,272
           47,400  CV Therapeutics, Inc. (3)                            528,036
           66,600  ev3, Inc. (3)                                      1,132,866
            9,000  Intuitive Surgical, Inc. (3)                         949,050
           36,200  Kyphon, Inc. (3)                                   1,354,604
           20,200  Lifecell Corp. (3)                                   650,844
           76,500  NuVasive, Inc. (3)                                 1,538,415
           17,400  Palomar Medical Technologies, Inc. (3)               734,280
           18,500  ResMed, Inc. (3)                                     744,625
           36,796  SurModics, Inc. (3)                                1,292,276
           16,500  Ventana Medical Systems, Inc. (3)                    673,695
                                                                   -------------
                                                                     15,580,996
                                                                   -------------
    INDUSTRIAL SERVICES (9.7%)
           10,800  CARBO Ceramics, Inc.                                 389,124
           32,900  Chicago Bridge & Iron Co.                            791,574
           13,400  Core Laboratories N.V. (3)                           854,920
           28,900  Flotek Industries, Inc. (3)                          445,349
           13,500  Granite Construction, Inc.                           720,225
           19,171  Hydril (3)                                         1,074,726
           23,300  Lufkin Industries, Inc.                            1,233,036
           29,350  McDermott International, Inc. (3)                  1,226,830
           35,500  Pioneer Drilling Co. (3)                             455,820
           19,500  Todco (3)                                            674,700
           40,800  URS Corp. (3)                                      1,586,712
                                                                   -------------
                                                                      9,453,016
                                                                   -------------
    NON-ENERGY MINERALS (1.7%)
           16,300  RTI International Metals, Inc. (3)                   710,354
           13,100  Sterling Construction Co., Inc. (3)                  262,786
           26,100  Titanium Metals Corp. (3)                            659,808
                                                                   -------------
                                                                      1,632,948
                                                                   -------------
    PRODUCER MANUFACTURING (7.8%)
           31,750  AMETEK, Inc.                                       1,382,712
           17,200  Anixter International, Inc. (3)                      971,284
           28,500  Astec Industries, Inc. (3)                           719,625
           14,400  DRS Technologies, Inc.                               628,848
           15,400  IDEX Corp.                                           662,970
           27,025  Joy Global, Inc.                                   1,016,410
           29,850  Kaydon Corp.                                       1,105,047
           26,600  Roper Industries, Inc.                             1,190,084
                                                                   -------------
                                                                      7,676,980
                                                                   -------------
    RETAIL TRADE (2.7%)
           49,475  Coldwater Creek, Inc. (3)                          1,422,901
           41,900  Jos. A. Bank Clothiers, Inc. (3)                   1,255,324
                                                                   -------------
                                                                      2,678,225
                                                                   -------------
    TECHNOLOGY SERVICES (9.8%)
           29,600  ANSYS, Inc. (3)                                    1,307,728
           30,450  Business Objects S.A., A.D.R. (3)                  1,038,040
           17,700  CACI International, Inc. (3)                         973,677
           51,800  Citrix Systems, Inc. (3)                           1,875,678
           98,150  Informatica Corp. (3)                              1,333,859
           31,200  j2 Global Communications, Inc. (3)                   847,704
           21,925  Kronos, Inc. (3)                                     747,423
           50,800  Quest Software, Inc. (3)                             725,424
           33,200  The Ultimate Software Group, Inc. (3)                781,196
                                                                   -------------
                                                                      9,630,729
                                                                   -------------
    TRANSPORTATION (2.8%)
           21,800  C.H. Robinson Worldwide, Inc.                        971,844
           63,100  UTI Worldwide, Inc.                                1,764,907
                                                                   -------------
                                                                      2,736,751
                                                                   -------------

    UTILITIES (1.9%)
           22,400  Basin Water, Inc. (3)                                183,456
           53,200  Equitable Resources, Inc.                          1,860,936
                                                                   -------------
                                                                      2,044,392

================================================================================
SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2006 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
         QUANTITY  Name of Issuer                               MARKET VALUE (1)
--------------------------------------------------------------------------------
Total common stocks
      (cost: $83,278,202)                                            96,692,049
                                                                   -------------

SHORT-TERM SECURITIES (0.0%) (2)
            1,000  Sit Money Market Fund, 4.88% (4)                       1,000
      (cost:  $1,000)                                              -------------


Total investments in securities
      (cost: $83,279,202)                                           $96,693,049
                                                                   =============

Other Assets and Liabilities, Net [+1.3%]                             1,237,158

                                                                   -------------
Total Net Assets                                                    $97,930,207
                                                                   =============


                                                                   -------------
Aggregate Cost                                                       83,279,202
                                                                   -------------

Gross Unrealized Appreciation                                        20,611,235
Gross Unrealized Depreciation                                        (7,197,389)
                                                                   -------------
Net Unrealized Appreciation(Depreciation)                            13,413,847
                                                                   =============

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

================================================================================
SCIENCE AND TECHNOLOGY GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2006  (Unaudited)
================================================================================

--------------------------------------------------------------------------------
      QUANTITY  NAME OF ISSUER                                  MARKET VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (97.0%) (2)

   ELECTRONIC TECHNOLOGY (36.7%)
        12,000  Advanced Energy Industries, Inc. (3)                    204,480
         9,000  Agilent Technologies, Inc. (3)                          294,210
         7,000  Analog Devices, Inc.                                    205,730
         7,000  Apple Computer, Inc. (3)                                539,210
         9,000  Broadcom Corp. (3)                                      273,060
        20,000  Cisco Systems, Inc. (3)                                 460,000
        20,300  EMC Corp. (3)                                           243,194
         7,100  Hewlett-Packard Co.                                     260,499
        11,200  Intel Corp.                                             230,384
         2,500  Lam Research Corp. (3)                                  113,325
         6,200  Microsemi Corp. (3)                                     116,870
         5,600  Motorola, Inc.                                          140,000
         6,800  Network Appliance, Inc. (3)                             251,668
         5,500  Nokia Corp.                                             108,295
         9,600  Qualcomm, Inc.                                          348,960
        13,000  Radyne ComStream, Inc. (3)                              159,120
        20,000  Silicon Image, Inc. (3)                                 254,400
         4,100  Silicon Laboratories Inc. (3)                           127,182
         9,800  Xilinx, Inc.                                            215,110
         7,100  Xyratex, Ltd. (3)                                       135,326
                                                                   -------------
                                                                      4,681,023
                                                                   -------------
   HEALTH TECHNOLOGY (30.5%)
         3,700  Advanced Medical Optics, Inc. (3)                       146,335
         1,300  Alcon, Inc.                                             148,850
         1,200  Allergan, Inc.                                          135,132
         3,000  Amgen, Inc. (3)                                         214,590
         4,700  Amylin Pharmaceuticals, Inc. (3)                        207,129
        10,000  Celgene Corp. (3)                                       433,000
         6,000  CV Therapeutics, Inc. (3)                                66,840
         9,500  Elan Corp., A.D.R (3)                                   146,110
         9,600  ev3, Inc. (3)                                           163,296
         3,500  Foxhollow Technologies, Inc. (3)                        119,665
         5,000  Genentech, Inc. (3)                                     413,500
         3,500  Gen-Probe, Inc. (3)                                     164,115
         2,300  Genzyme Corp. (3)                                       155,181
         2,000  Gilead Sciences, Inc. (3)                               137,400
         6,500  Kyphon, Inc. (3)                                        243,230
        11,800  NuVasive, Inc. (3)                                      237,298
         5,000  Surmodics, Inc. (3)                                     175,600
         5,000  St. Jude Medical, Inc. (3)                              176,450
         2,800  Techne Corp. (3)                                        142,408
         2,800  Ventana Medical Systems, Inc. (3)                       114,324
         4,800  Vertex Pharmaceuticals, Inc. (3)                        161,520
                                                                   -------------
                                                                      3,901,973
                                                                   -------------
   PRODUCER MANUFACTURING (2.4%)
         3,900  Energy Conversion Devices, Inc. (3)                     144,456
         3,700  Harris Corp.                                            164,613
                                                                   -------------
                                                                        309,069
                                                                   -------------
   TECHNOLOGY SERVICES (27.4%)
         9,000  Adobe Systems, Inc. (3)                                 337,050
         2,400  Akamai Technologies, Inc. (3)                           119,976
         4,400  ANSYS, Inc. (3)                                         194,392
         3,300  Autodesk, Inc.                                          114,774
         4,500  Business Objects, A.D.R. (3)                            153,405
         3,400  Cognizant Technology Solutions Corp. (3)                251,804
         4,400  First Data Corp.                                        184,800
         5,000  Global Payments, Inc.                                   220,050
         1,600  Google, Inc. (3)                                        643,040
         7,000  J2 Global Communications, Inc. (3)                      190,190
         8,700  McAfee, Inc. (3)                                        212,802
         8,500  Microsoft Corp.                                         232,305
         6,600  NAVTEQ (3)                                              172,326

================================================================================
SCIENCE AND TECHNOLOGY GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2006  (Unaudited)
================================================================================

--------------------------------------------------------------------------------
      QUANTITY  NAME OF ISSUER                                  MARKET VALUE (1)
--------------------------------------------------------------------------------
         7,000  SAP, A.D.R.                                             346,500
         4,900  Yahoo!, Inc. (3)                                        123,872
                                                                   -------------
                                                                      3,497,286
                                                                   -------------

Total common stocks                                                  12,389,351
   (cost:  $10,650,735)                                            -------------

SHORT-TERM SECURITIES (0.1%) (2)
        11,000  Sit Money Market Fund, 4.88% (4)                         11,000
   (cost:  $11,000)                                                -------------

Total investments in securities
   (cost:  $10,661,735)                                             $12,400,351
                                                                   =============

Other Assets and Liabilities, Net [+2.9%]                               373,146

                                                                   -------------
Total Net Assets                                                    $12,773,497
                                                                   =============


                                                                   -------------
Aggregate Cost                                                       10,661,735
                                                                   -------------

Gross Unrealized Appreciation                                         3,061,016
Gross Unrealized Depreciation                                        (1,322,400)
                                                                   -------------
Net Unrealized Appreciation(Depreciation)                             1,738,616
                                                                   =============

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

================================================================================
DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2006 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
      QUANTITY   NAME OF ISSUER                                 MARKET VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (94.9%) (2)

   COMMERCIAL SERVICES (2.6%)
         6,900   McGraw-Hill Companies, Inc.                            400,407
         8,100   Pitney Bowes, Inc.                                     359,397
                                                                   -------------
                                                                        759,804
                                                                   -------------
   COMMUNICATIONS (3.0%)
        13,300   AT&T, Inc.                                             433,048
         8,200   Global Signal, Inc.                                    414,756
                                                                   -------------
                                                                        847,804
                                                                   -------------
   CONSUMER NON-DURABLES (9.4%)
         3,600   Colgate-Palmolive Co.                                  223,560
         5,300   Diageo p.l.c.                                          376,512
         5,200   General Mills, Inc.                                    294,320
         5,500   Kimberly-Clark Corp.                                   359,480
         7,900   PepsiCo, Inc.                                          515,554
        10,200   Procter & Gamble Co.                                   632,196
         4,000   VF Corp.                                               291,800
                                                                   -------------
                                                                      2,693,422
                                                                   -------------
   ELECTRONIC TECHNOLOGY (3.5%)
         7,800   Hewlett-Packard Co.                                    286,182
        11,700   Motorola, Inc.                                         292,500
        10,400   Nokia Corp., A.D.R.                                    204,776
         7,500   Tektronix, Inc.                                        216,975
                                                                   -------------
                                                                      1,000,433
                                                                   -------------
   ENERGY MINERALS (8.5%)
         6,600   BP p.l.c., A.D.R.                                      432,828
        10,700   Hugoton Royalty Trust                                  281,945
         8,450   Marathon Oil Corp.                                     649,805
         9,800   Occidental Petroleum Corp.                             471,478
         9,100   Total S.A.                                             600,054
                                                                   -------------
                                                                      2,436,110
                                                                   -------------
   FINANCE (20.9%)
         6,500   ACE, Ltd.                                              355,745
         8,000   Alliance Capital Mgmt. Hldg., LP                       551,920
         3,300   AMB Property Corp.                                     181,863
         8,500   Aspen Insurance Holdings, Ltd.                         219,555
         5,500   Chubb Corp.                                            285,780
        14,100   Citigroup, Inc.                                        700,347
        15,600   Gladstone Investment Corp.                             227,760
         2,600   Franklin Resources, Inc.                               274,950
         7,200   IPC Holdings, Ltd.                                     219,024
        11,750   J.P. Morgan Chase & Co.                                551,780
        22,250   Kayne Anderson Investment Co.                          619,440
         5,900   Lincoln National Corp.                                 366,272
         7,100   Macquarie Infrastructure Co. Trust                     221,378
         6,900   UBS AG                                                 409,239
         3,700   Wachovia Corp.                                         206,460
        17,100   Wells Fargo & Co.                                      618,678
                                                                   -------------
                                                                      6,010,191
                                                                   -------------
   HEALTH SERVICES (1.6%)
         4,800   McKesson Corp.                                         253,056
         6,300   Owens & Minor, Inc.                                    207,207
                                                                   -------------
                                                                        460,263
                                                                   -------------

   HEALTH TECHNOLOGY (12.7%)
        10,200   Abbott Laboratories                                    495,312
         6,000   Becton, Dickinson & Co.                                424,020
         3,200   C.R. Bard, Inc.                                        240,000
         7,300   Compass Minerals International, Inc.                   206,663
         6,350   Eli Lilly and Co.                                      361,950
         8,000   GlaxoSmithKline p.l.c.                                 425,840
         7,700   Johnson & Johnson, Inc.                                500,038
         5,500   Novartis AG, A.D.R.                                    321,420
        12,400   PerkinElmer, Inc.                                      234,732

================================================================================
DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2006 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
      QUANTITY   NAME OF ISSUER                                 MARKET VALUE (1)
--------------------------------------------------------------------------------
         8,700   Wyeth                                                  442,308
                                                                   -------------
                                                                      3,652,283
                                                                   -------------
   INDUSTRIAL SERVICES (4.0%)
         3,450   Kinder Morgan, Inc.                                    361,733
         5,100   Lufkin Industries, Inc.                                269,892
         8,600   Precision Drilling Trust                               265,052
         5,200   Ship Finance International, Ltd.                       103,480
         3,800   Tenaris S.A., A.D.R.                                   134,444
                                                                   -------------
                                                                      1,134,601
                                                                   -------------
   NON-ENERGY MINERALS (1.1%)
         3,300   Freeport-McMoran Copper & Gold Corp.                   175,758
         1,500   Southern Peru Copper Corp.                             138,750
                                                                   -------------
                                                                        314,508
                                                                   -------------
   PROCESS INDUSTRIES (1.7%)
         4,200   Air Products and Chemicals, Inc.                       278,754
        11,100   RPM International, Inc.                                210,789
                                                                   -------------
                                                                        489,543
                                                                   -------------
   PRODUCER MANUFACTURING (12.7%)
         4,900   Autoliv, Inc.                                          270,039
         3,000   Caterpillar, Inc.                                      197,400
         6,200   Emerson Electric Co.                                   519,932
         5,900   General Dynamics Corp.                                 422,853
        30,900   General Electric Co.                                 1,090,770
         3,500   Honeywell International, Inc.                          143,150
         5,800   ITT Industries, Inc.                                   297,366
        11,300   United Technologies Corp.                              715,855
                                                                   -------------
                                                                      3,657,365
                                                                   -------------
   RETAIL TRADE (3.6%)
         4,200   Best Buy Co., Inc.                                     224,952
         8,800   Cato Corp.                                             192,808
         7,300   Claire's Stores, Inc.                                  212,868
         3,900   Costco Wholesale Corp.                                 193,752
         7,900   Limited Brands, Inc.                                   209,271
                                                                   -------------
                                                                      1,033,651
                                                                   -------------
   TECHNOLOGY SERVICES (3.8%)
         9,700   Accenture, Ltd.                                        307,587
         4,500   Automatic Data Processing, Inc.                        213,030
        13,100   Microsoft Corp.                                        358,023
         9,422   Syntel, Inc.                                           213,408
                                                                   -------------
                                                                      1,092,048
                                                                   -------------
   TRANSPORTATION (2.4%)
         4,300   Burlington Northern Santa Fe Corp.                     315,792
         3,400   Tsakos Energy Navigation, Ltd.                         151,640
         2,950   United Parcel Service, Inc.                            212,223
                                                                   -------------
                                                                        679,655
                                                                   -------------
   UTILITIES (3.4%)
        10,800   Equitable Resources, Inc.                              377,784
         4,400   Exelon Corp.                                           266,376
         5,500   TXU Corp.                                              343,860
                                                                   -------------
                                                                        988,020
                                                                   -------------

Total common stocks                                                  27,249,701
   (cost:  $23,931,792)                                            -------------

SHORT-TERM SECURITIES (5.3%) (2)
     1,523,000   Sit Money Market Fund, 4.88% (4)                     1,523,000
   (cost: $1,523,000)                                              -------------

Total investments in securities
   (cost: $25,454,792)                                              $28,772,701
                                                                   =============

Total investments in securities                                     $28,772,701

Other Assets and Liabilities, Net [-0.2%]                               (57,158)

                                                                   -------------
Total Net Assets                                                    $28,715,544
                                                                   =============


                                                                   -------------
Aggregate Cost                                                       25,454,792
                                                                   -------------

Gross Unrealized Appreciation                                         3,395,646
Gross Unrealized Depreciation                                           (77,737)
                                                                   -------------
Net Unrealized Appreciation(Depreciation)                             3,317,909
                                                                   =============

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) This security represents an investment in an affiliated party.

ITEM 2. CONTROLS AND PROCEDURES.
        ------------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds, Inc. (the "Registrant") provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds, Inc.

By:      /s/Paul E. Rasmussen
         --------------------

         Paul Rasmussen

         Vice President and Treasurer

Date:    November 9, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Paul E. Rasmussen
         --------------------

         Paul Rasmussen

         Vice President and Treasurer

Date:    November 9, 2006



By:      /s/Eugene C. Sit
         ----------------

         Eugene C. Sit

         Chairman

Date:    November 9, 2006